Interest Expense, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Interest Income (Expense), Net [Abstract]
Interest Income	$ (6)	$ (6)	$ (5)
Interest Expense	15,891	14,768	16,751
Interest Expense (Income) – IRS		(3,847)	641
Other Expenses	698	828	895
Interest Expense, net	$ 16,583	$ 11,743	$ 18,282